Offerings - Offering: 1	May 27, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Notes
Amount Registered	650,000,000
Maximum Aggregate Offering Price	$ 650,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 89,765
Offering Note	This “Calculation of Filing Fee Table” shall be deemed to update the “Calculation of Registration Fee” table in Registration Statement No. 333-277662.